REVENUE AND SEGMENT INFORMATION - Analysis of revenue and adjusted operating profit by geographical segment (Details) £ in Millions		6 Months Ended
	Jan. 08, 2026	Jun. 30, 2026 GBP (£)	Jun. 30, 2025 GBP (£)
Disclosure of operating segments [line items]
Number of geographical operating units	6	6
Number of reportable segments		4
Revenue		£ 5,602	£ 5,480
Group operating profit		1,172	1,203
Reconciling items between Group operating profit and Group adjusted operating profit		192	40
Adjusted operating profit		1,364	1,243
Restructuring costs		169	26
North America
Disclosure of operating segments [line items]
Revenue		1,830	1,851
Adjusted operating profit		425	389
Europe
Disclosure of operating segments [line items]
Revenue		1,631	1,556
Adjusted operating profit		522	441
APAC
Disclosure of operating segments [line items]
Revenue		1,182	1,149
Adjusted operating profit		292	274
International
Disclosure of operating segments [line items]
Revenue		959	924
Adjusted operating profit		193	172
Corporate and other unallocated
Disclosure of operating segments [line items]
Adjusted operating profit		(68)	(33)
Net amortisation and impairment of intangible assets excluding computer software and impairment (reversal of impairment) of goodwill		28	26
Restructuring costs		£ 169	£ 26